Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Payroll and payroll tax payable	$4,659	$2,873
Federal income tax payable	204,762	—
State income tax payable	105,976	5,505
Credit card payable	10,726	1,112
Accrued professional fees	502,942	—
Tenant-contributed emergency reserve	1,000	—
Total other current liabilities	$830,065	$9,490